UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4630

John Hancock Investment Trust III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary
Treasurer
601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2009

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Greater China Opportunities Fund

Annual Report
10.31.09

Management’s discussion of
Fund performance

By MFC Global Investment Management (U.S.A.) Limited

Stocks in the Greater China region performed exceptionally well during the year ending October 31, 2009, as the Chinese government’s massive economic stimulus program began to show results and demand for the region’s exports stabilized. Of the three areas represented in the Fund’s benchmark, China turned in the best performance, with a return of more than 81%. Hong Kong, which has a less-regulated economy than mainland China, posted a return of more than 65%, bolstered by low interest rates and capital inflows from the mainland. Taiwan returned about 50% amid a tentative rebound in technology spending and a delay in the long-awaited agreement to provide closer financial cooperation between Taiwan and China. The Fund’s benchmark, the MSCI Golden Dragon (Gross) Index, finished with a return of 67.30%, while the average Pacific/Asia ex-Japan fund monitored by Morningstar, Inc. returned 67.45%.

During the year, John Hancock Greater China Opportunities Fund’s Class A shares returned 49.62% at net asset value. Unrewarding stock selection in the financials sector hurt the Fund’s performance — in particular, due to two Taiwanese holdings, Cathay Financial Holding Co., Ltd. and First Financial Holding Co., Ltd. Not owning strong-performing benchmark components Ping An Insurance Group Co., a Chinese insurer, and Hong Kong-based real estate operator Wharf Holdings Ltd., also detracted. Overweighting a number of defensive stocks limited the Fund’s gains as well, including China South Locomotive and Rolling Stock Corp. Ltd.; China Railway Construction Corp. Ltd., both of which we sold; China-based Huaneng Power International, Inc.; Chunghwa Telecom Co. Inc., a Taiwanese holding which we sold; and Hong Kong’s Cheung Kong Infrastructure Holdings Ltd. Taiwan’s Asustek Computer Inc. further hindered our results. Conversely, Chinese telecommunications equipment manufacturer ZTE Corp. and Tencent Holdings, Ltd., China’s largest Internet service provider, aided performance. Consumer discretionary was the sector that helped our relative performance the most.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Although they are larger and/or more established than many emerging markets, the markets of Greater China function in many ways as emerging markets, and carry the high levels of risk associated with emerging markets. The Fund is non-diversified, which allows it to make larger investments in individual companies. Non-diversified funds tend to be more volatile than diversified funds and the market as a whole.

6	Greater China Opportunities Fund | Annual report

A look at performance

For the period ended October 31, 2009

	Average annual returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

				Since				Since
Class	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

A	42.14	—	—	14.67[2]	42.14	—	—	82.53[2]

B	43.55	—	—	14.91[2]	43.55	—	—	84.22[2]

C	47.60	—	—	15.17[2]	47.60	—	—	86.12[2]

I1	49.49	—	—	16.19[2]	49.49	—	—	93.45[2]

NAV[1]	50.84	—	—	1.61[3]	50.84	—	—	4.65[3]

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.77%, Class B —2.49%, Class C — 2.49%, Class I — 1.64% and Class NAV — 1.17%. The Fund’s annual operating expenses will likely vary throughout the period and from year to year. The Fund’s expenses for the current fiscal year may be higher than the expenses listed above, for some of the following reasons: i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; iii) fees may be incurred for extraordinary events such as fund tax expense; and iv) the termination or expiration of expense cap reimbursements.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Fund’s Class I and NAV share prospectuses.

2 From June 9, 2005.

3 From December 28, 2006.

Annual report | Greater China Opportunities Fund	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Greater China Opportunities Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the MSCI Golden Dragon Gross Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	6-9-05	$18,622	$18,422	$16,804

C2	6-9-05	18,612	18,612	16,804

I3	6-9-05	19,345	19,345	16,804

NAV[3]	12-28-06	10,465	10,465	11,257

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class NAV shares, respectively, as of October 31, 2009. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

MSCI Golden Dragon Gross Index is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance in the China region. The MSCI Golden Dragon Index consists of the following Indexes: China, Hong Kong and Taiwan.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors, as described in the Fund’s Class I and Class NAV share prospectuses.

8	Greater China Opportunities Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2009 with the same investment held until October 31, 2009.

	Account value	Ending value	Expenses paid during
	on 5-1-09	on 10-31-09	period ended 10-31-09[1]

Class A	$1,000.00	$1,311.90	$10.55

Class B	1,000.00	1,306.90	14.65

Class C	1,000.00	1,306.10	14.71

Class I	1,000.00	1,315.00	9.69

Class NAV	1,000.00	1,315.50	6.19

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Greater China Opportunities Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2009, with the same investment held until October 31, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 5-1-09	on 10-31-09	period ended 10-31-09[1]

Class A	$1,000.00	$1,016.10	$9.20

Class B	1,000.00	1,012.50	12.78

Class C	1,000.00	1,012.50	12.83

Class I	1,000.00	1,016.80	8.44

Class NAV	1,000.00	1,019.90	5.40

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.81%, 2.52%, 2.53%, 1.66% and 1.06% for Class A, Class B, Class C, Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10	Greater China Opportunities Fund | Annual report

Portfolio summary

Top 10 Holdings[1]

China Mobile, Ltd.	4.8%	HON HAI Precision Industry Co., Ltd.	3.4%

Taiwan Semiconductor		Fubon Financial Holding Co., Ltd.	3.4%
Manufacturing Co., Ltd	4.6%
		CNOOC, Ltd.	3.2%
China Construction Bank Corp.	3.8%
		Tencent Holdings, Ltd.	2.9%
Industrial & Commercial Bank of China, Ltd.	3.7%
		Cheung Kong Holdings, Ltd.	2.7%

Sector Composition[2,3]

Financials	34%	Telecommunication Services	5%

Information Technology	24%	Materials	4%

Consumer Discretionary	13%	Health Care	1%

Industrials	9%	Utilities	1%

Energy	8%	Other	1%

1 As a percentage of net assets on October 31, 2009. Excludes cash and cash equivalents.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

3 As a percentage of net assets on October 31, 2009.

Annual report | Greater China Opportunities Fund	11

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 10-31-09

	Shares	Value

Common Stocks 98.70%		$133,493,471

(Cost $94,386,024)

China 32.55%		44,029,701

Angang Steel Co., Ltd. (Class H )	298,000	540,458

Anhui Conch Cement Co., Ltd.	260,000	1,682,260

Bank of China, Ltd.	6,299,000	3,599,301

Bank of Communications Co., Ltd.	1,000,000	1,194,471

China Citic Bank	1,050,000	783,185

China Construction Bank Corp.	6,026,000	5,176,778

China COSCO Holdings Co., Ltd.	500,000	611,425

China Life Insurance Co., Ltd.	1,090,000	5,024,141

China National Materials Co., Ltd.	1,320,000	1,049,637

China Petroleum & Chemical Corp.	2,000,000	1,681,873

China Shenhua Energy Co., Ltd.	588,500	2,626,436

Dongfeng Motor Group Co., Ltd.	2,000,000	2,374,073

Golden Eagle Retail Group, Ltd.	800,000	1,365,289

Huaneng Power International, Inc.	1,950,000	1,249,300

Industrial & Commercial Bank of China, Ltd.	6,253,000	4,973,554

PetroChina Co., Ltd. (Class H)	1,713,000	2,068,006

Shenzhou International Group Holdings, Ltd.	950,000	1,004,049

Sinopharm Group Co. (I)	440,000	1,592,475

Tencent Holdings, Ltd.	223,400	3,898,822

ZTE Corp. (Class H)	277,304	1,534,168

Hong Kong 36.21%		48,974,632

BOC Hong Kong Holdings, Ltd.	907,000	2,083,561

Cheung Kong Holdings, Ltd.	288,000	3,666,999

China Mobile, Ltd.	690,000	6,461,111

China Overseas Land & Investment, Ltd.	1,269,360	2,735,778

China Resources Enterprises, Ltd.	400,000	1,335,271

China Resources Land, Ltd.	800,000	1,930,021

China State Construction International Holdings, Ltd.	1,600,000	642,642

China Taiping Insurance Holdings Co., Ltd. (I)	220,000	763,787

Citic Pacific, Ltd.	482,000	1,226,345

CNOOC, Ltd.	2,897,000	4,299,964

Daphne International Holdings, Ltd.	2,220,000	1,684,904

Digital China Holdings, Ltd.	1,700,000	1,735,952

Geely Automobile Holdings Co., Ltd.	3,250,000	1,164,030

GOME Electrical Appliances Holdings, Ltd. (I)	4,500,000	1,322,763

Hong Kong Exchanges & Clearing, Ltd.	128,000	2,246,989

Hutchison Whampoa, Ltd.	195,000	1,365,152

See notes to financial statements

12	Greater China Opportunities Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

	Shares	Value

Hong Kong (continued)

Johnson Electric Holdings, Ltd. (I)	1,700,000	$736,122

Ju Teng International Holdings, Ltd.	900,000	704,294

Li & Fung, Ltd.	340,000	1,420,790

MTR Corp., Ltd.	408,000	1,407,521

New World Development Co., Ltd.	643,000	1,376,586

Nine Dragons Paper Holdings, Ltd.	600,000	858,447

Orient Overseas International, Ltd.	300,000	1,469,525

Poly Hong Kong Investment, Ltd.	680,000	772,545

Sino Land Co., Ltd.	680,000	1,305,032

Sun Hung Kai Properties, Ltd.	119,000	1,798,734

TCL Multimedia Technology Holdings, Ltd. (I)	3,134,000	2,459,767

Macau 0.49%		661,660

Wynn Macau, Ltd. (I)	512,800	661,660

Taiwan 29.45%		39,827,478

Acer, Inc.	156,300	370,009

Advanced Semiconductor Engineering, Inc.	1,200,000	945,221

Asustek Computer, Inc.	360,000	664,072

AU Optronics Corp.	1,792,200	1,593,396

Catcher Technology Co., Ltd.	24,000	58,427

Cathay Financial Holdings Co., Ltd. (I)	360,000	621,453

Coretronic Corp.	1,648,000	1,811,783

Epistar Corp.	400,000	1,175,704

Far Eastern Department Stores Co., Ltd.	1,900,000	1,949,537

Far Eastern New Century Corp.	1,973,700	2,334,014

First Financial Holding Co., Ltd.	1,000,000	581,021

Fubon Financial Holding Co., Ltd. (I)	4,115,000	4,590,732

HON HAI Precision Industry Co., Ltd.	1,184,900	4,665,029

InnoLux Display Corp.	600,000	795,601

MediaTek, Inc.	124,248	1,758,983

Radiant Opto-Electronics Corp.	1,318,400	1,478,588

Ruentex Industries, Ltd. (I)	600,000	977,497

Soft-World International Corp.	278,384	1,278,034

Synnex Technology International Corp.	300,000	569,378

Taiwan Fertilizer Co., Ltd.	715,000	2,231,498

Taiwan Semiconductor Manufacturing Co., Ltd.	3,452,089	6,278,771

Uni-President Enterprises Corp.	574,200	641,050

Young Fast Optoelectronics Co., Ltd.	133,000	1,507,417

Yuanta Financial Holdings Co., Ltd.	1,436,000	950,263

Total investments (Cost $94,386,024)† 98.70%		$133,493,471

Other assets and liabilities, net 1.30%		$1,758,644

Total net assets 100.00%		$135,252,115

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

† At October 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $95,783,923. Net unrealized appreciation aggregated $37,709,548, of which $40,397,593 related to appreciated investment securities and $2,688,045 related to depreciated investment securities.

See notes to financial statements

Annual report | Greater China Opportunities Fund	13

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 10-31-09

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $94,386,024)	$133,493,471
Foreign currency, at value (Cost $1,954,336)	1,952,237
Receivable for investments sold	1,154,999
Receivable for fund shares sold	612,596
Dividends receivable	74,126
Other receivables and prepaid assets	43,523

Total assets	137,330,952

Liabilities

Due to custodian	204,690
Payable for investments purchased	1,034,505
Payable for fund shares repurchased	536,469
Payable to affiliates
Accounting and legal services fees	1,943
Transfer agent fees	68,856
Distribution and service fees	56,084
Trustees’ fees	1,502
Management fees	111,175
Other liabilities and accrued expenses	63,613

Total liabilities	2,078,837

Net assets

Capital paid-in	$136,250,469
Undistributed net investment income	594,975
Accumulated net realized loss on investments and foreign currency
transactions	(40,698,430)
Net unrealized appreciation on investments and translation of assets and
liabilities in foreign currencies	39,105,101

Net assets	$135,252,115

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value.
Class A ($89,719,673 ÷ 5,178,235 shares)	$17.33
Class B ($19,305,668 ÷ 1,139,046 shares)[1]	$16.95
Class C ($20,302,613 ÷ 1,198,645 shares)[1]	$16.94
Class I ($4,570,086 ÷ 265,045 shares)	$17.24
Class NAV ($1,354,075 ÷ 77,513 shares)	$17.47

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$18.24

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

14	Greater China Opportunities Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

This Statement of Operations summarizes the Fund’s investment income earned, expenses incurred in operating the Fund and net gains (losses) for the period stated.

Investment income

Dividends	$3,451,294
Interest	407
Less foreign taxes withheld	(371,169)

Total investment income	3,080,532

Expenses

Investment management fees (Note 4)	1,105,250
Distribution and service fees (Note 4)	554,906
Transfer agent fees (Note 4)	477,275
Accounting and legal services fees (Note 4)	15,479
Trustees’ fees (Note 5)	12,268
State registration fees (Note 4)	2,854
Printing and postage fees (Note 4)	49,771
Professional fees	54,292
Custodian fees	31,389
Registration and filing fees	45,861
Proxy fees	26,826
Other	20,168

Total expenses	2,396,339
Less expense reductions (Note 4)	(32,106)

Net expenses	2,364,233

Net investment income	716,299

Realized and unrealized gain (loss)

Net realized loss on
Investments	(11,657,936)
Foreign currency transactions	(46,162)
(11,704,098)
Change in net unrealized appreciation (depreciation) of
Investments	54,904,303
Translation of assets and liabilities in foreign currencies	15,995
54,920,298
Net realized and unrealized gain	43,216,200
Increase in net assets from operations	$43,932,499

See notes to financial statements

Annual report | Greater China Opportunities Fund	15

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	10-31-09	10-31-08

Increase (decrease) in net assets

From operations
Net investment income	$716,299	$53,618
Net realized loss	(11,704,098)	(28,437,272)
Change in net unrealized appreciation (depreciation)	54,920,298	(190,928,807)

Increase (decrease) in net assets resulting from operations	43,932,499	(219,312,461)

Distributions to shareholders
From net investment income
Class A	(155,635)	(553,824)
Class I	(2,458)	(34,305)
Class NAV	(2,803)	(8,304)
From net realized gain
Class A	—	(15,804,234)
Class B	—	(3,176,476)
Class C	—	(3,332,630)
Class I	—	(334,911)
Class NAV	—	(56,766)

Total distributions	(160,896)	(23,301,450)

From Fund share transactions (Note 6)	(9,159,526)	(61,454,437)

Total increase (decrease)	34,612,077	(304,068,348)

Net assets

Beginning of year	100,640,038	404,708,386

End of year	$135,252,115	$100,640,038

Undistributed (distributions in excess of) net
investment income	$594,975	($120,647)

See notes to financial statements

16	Greater China Opportunities Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	10-31-09	10-31-08	10-31-07	10-31-06	10-31-05[1]

Per share operating performance

Net asset value, beginning of year	$11.61	$32.54	$15.78	$10.24	$10.00
Net investment income[2]	0.12	0.04	0.07	0.16	0.03
Net realized and unrealized gain (loss)
on investments	5.63	(19.08)	17.14	5.43	0.21
Total from investment operations	5.75	(19.04)	17.21	5.59	0.24
Less distributions
From net investment income	(0.03)	(0.06)	(0.08)	(0.01)	—
From net realized gain	—	(1.83)	(0.37)	(0.04)	—
Total distributions	(0.03)	(1.89)	(0.45)	(0.05)	—
Net asset value, end of year	$17.33	$11.61	$32.54	$15.78	$10.24
Total return (%)[3]	49.62[4]	(61.75)[4]	111.87	54.74[4]	2.40[4,5]

Ratios and supplemental data

Net assets, end of year (in millions)	$90	$69	$283	$79	$12
Ratios (as a percentage of average net assets):
Expenses before reductions	1.95	1.77	1.68	1.92	4.44[6]
Expenses net of all fee waivers	1.95	1.77	1.68	1.89	1.93[6]
Expenses net of all fee waivers and credits	1.92	1.77	1.68	1.89	1.93[6]
Net investment income	0.86	0.21	0.34	1.14	0.68[6]
Portfolio turnover (%)	105	98	85	57	28

1 Period from 6-9-05 (inception date) to 10-31-05.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

See notes to financial statements

Annual report | Greater China Opportunities Fund	17

F I N A N C I A L   S T A T E M E N T S

CLASS B SHARES Period ended	10-31-09	10-31-08	10-31-07	10-31-06	10-31-05[1]

Per share operating performance

Net asset value, beginning of year	$11.41	$32.16	$15.63	$10.21	$10.00
Net investment income (loss)[2]	0.01	(0.09)	(0.07)	0.09	0.02
Net realized and unrealized gain (loss)
on investments	5.53	(18.83)	16.98	5.37	0.19
Total from investment operations	5.54	(18.92)	16.91	5.46	0.21
Less distributions
From net investment income	—	—	(0.01)	—	—
From net realized gain	—	(1.83)	(0.37)	(0.04)	—
Total distributions	—	(1.83)	(0.38)	(0.04)	—
Net asset value, end of year	$16.95	$11.41	$32.16	$15.63	$10.21
Total return (%)[3]	48.55[4]	(62.02)[4]	110.50	53.59[4]	2.10[4,5]

Ratios and supplemental data

Net assets, end of year (in millions)	$19	$15	$55	$16	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.70	2.49	2.38	2.62	5.14[6]
Expenses net of all fee waivers	2.70	2.49	2.38	2.59	2.63[6]
Expenses net of all fee waivers and credits	2.67	2.49	2.38	2.59	2.63[6]
Net investment income (loss)	0.11	(0.43)	(0.32)	0.63	0.43[6]
Portfolio turnover (%)	105	98	85	57	28

1 Period from 6-9-05 (inception date) to 10-31-05.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

CLASS C SHARES Period ended	10-31-09	10-31-08	10-31-07	10-31-06	10-31-05[1]

Per share operating performance

Net asset value, beginning of year	$11.40	$32.16	$15.63	$10.21	$10.00
Net investment income (loss)[2]	0.01	(0.09)	(0.05)	0.08	0.03
Net realized and unrealized gain (loss)
on investments	5.53	(18.84)	16.96	5.38	0.18
Total from investment operations	5.54	(18.93)	16.91	5.46	0.21
Less distributions
From net investment income	—	—	(0.01)	—	—
From net realized gain	—	(1.83)	(0.37)	(0.04)	—
Total distributions	—	(1.83)	(0.38)	(0.04)	—
Net asset value, end of year	$16.94	$11.40	$32.16	$15.63	$10.21
Total return (%)[3]	48.60[4]	(62.06)[4]	110.51	53.59[4]	2.10[4,5]

Ratios and supplemental data

Net assets, end of year (in millions)	$20	$16	$59	$13	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.71	2.49	2.38	2.62	5.13[6]
Expenses net of all fee waivers	2.71	2.49	2.38	2.59	2.62[6]
Expenses net of all fee waivers and credits	2.68	2.49	2.38	2.59	2.62[6]
Net investment income (loss)	0.10	(0.43)	(0.25)	0.55	0.61[6]
Portfolio turnover (%)	105	98	85	57	28

1 Period from 6-9-05 (inception date) to 10-31-05.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

See notes to financial statements

18	Greater China Opportunities Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

CLASS I SHARES Period ended	10-31-09	10-31-08	10-31-07	10-31-06	10-31-05[1]

Per share operating performance

Net asset value, beginning of year	$11.57	$32.69	$15.82	$10.26	$10.00
Net investment income[2]	0.18	0.04	0.09	0.24	0.03
Net realized and unrealized gain (loss)
on investments	5.53	(19.14)	17.28	5.42	0.23
Total from investment operations	5.71	(19.10)	17.37	5.66	0.26
Less distributions
From net investment income	(0.04)	(0.19)	(0.13)	(0.06)	—
From net realized gain	—	(1.83)	(0.37)	(0.04)	—
Total distributions	(0.04)	(2.02)	(0.50)	(0.10)	—
Net asset value, end of year	$17.24	$11.57	$32.69	$15.82	$10.26
Total return (%)[3]	49.49[4]	(61.89)[4]	112.93	55.43[4]	2.60[4,5]

Ratios and supplemental data

Net assets, end of year (in millions)	$5	$1	$6	$4	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.81	1.64	1.22	1.49	3.96[7]
Expenses net of all fee waivers	1.65	1.64	1.22	1.46	1.45[7]
Expenses net of all fee waivers and credits	1.65	1.64	1.22	1.46	1.45[7]
Net investment income	1.25	0.19	0.44	1.70	0.76[7]
Portfolio turnover (%)	105	98	85	57	28

1 Period from 6-9-05 (inception date) to 10-31-05.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Less than $500,000.

7 Annualized.

CLASS NAV Period ended	10-31-09	10-31-08	10-31-07[1]

Per share operating performance

Net asset value, beginning of year	$11.66	$32.72	$18.15
Net investment income[2]	0.24	0.24	0.35
Net realized and unrealized gain (loss) on investments	5.65	(19.20)	14.22
Total from investment operations	5.89	(18.96)	14.57
Less distributions
From net investment income	(0.08)	(0.27)	—
From net realized gain	—	(1.83)	—
Total distributions	(0.08)	(2.10)	—
Net asset value, end of year	$17.47	$11.66	$32.72
Total return (%)[3]	50.84[4]	(61.51)[4]	80.28[5]

Ratios and supplemental data

Net assets, end of year (in millions)	$1	—[6]	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12	1.17	1.12[7]
Expenses net of all fee waivers	1.12	1.17	1.12[7]
Expenses net of all fee waivers and credits	1.12	1.17	1.12[7]
Net investment income	1.63	1.16	1.56[7]
Portfolio turnover (%)	105	98	85

1 Period from 12-28-06 (inception date) to 10-31-07.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Less than $500,000.

7 Annualized.

See notes to financial statements

Annual report | Greater China Opportunities Fund	19

Notes to financial statements

Note 1
Organization

John Hancock Greater China Opportunities Fund (the Fund) is a non-diversified series of John Hancock Investment Trust III (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to seek long-term capital appreciation.

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class NAV shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. Class NAV shares are sold to affiliated funds of funds, within the John Hancock funds complex. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, December 18, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by independent pricing services, which utilize both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on bid quotations or evaluated prices, as applicable, obtained from broker-dealers or fair valued as described below. Certain short-term debt instruments are valued at amortized cost.

20	Greater China Opportunities Fund | Annual report

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2009, by major security category or security type.

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS

China	—	$44,029,701	—	$44,029,701

Hong Kong	—	48,974,632	—	48,974,632

Macau	—	661,660	—	661,660

Taiwan	—	39,827,478	—	39,827,478

Totals	—	$133,493,471	—	$133,493,471

Security transactions and related investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is

Annual report | Greater China Opportunities Fund	21

recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash collections. Discounts/premiums are accreted/amortized for financial reporting purposes. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Line of credit

The Fund and other affiliated funds have entered into an agreement which enables them to participate in a $150 million unsecured committed line of credit with the Fund’s custodian. The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating fund on a prorated basis based on average net assets. Prior to February 19, 2009, the commitment fee was 0.05% per annum. For the year ended October 31, 2009, there were no borrowings under the line of credit by the Fund.

Pursuant to the custodian agreement, the custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

22	Greater China Opportunities Fund | Annual report

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Risks associated with foreign investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Federal income taxes

The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $39,300,531 capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that the carryforward is used by the Fund, it will reduce the amount of capital gain distributions to be paid. The loss carryforward expires as follows: October 31, 2016 — $27,817,510 and October 31, 2017 — $11,483,021.

As of October 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually. During the year ended October 31, 2009, the tax character of distributions paid was: ordinary income of $160,896. During the year ended October 31, 2008, the tax character of distributions paid was as follows: ordinary income $23,215,416 and long-term capital gain $86,034.

As of October 31, 2009, the components of distributable earnings on a tax basis included $598,105 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to passive foreign investment companies and foreign currency transactions.

Annual report | Greater China Opportunities Fund	23

Note 3
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 4
Management fee and transactions
with affiliates and others

The Fund has an investment management contract with the Adviser. Effective October 1, 2009, under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 1.00% of the first $1,000,000,000 of the Fund’s average daily net asset value; (b) 0.95% of the next $1,000,000,000; and (c) 0.90% of the Fund’s average daily net asset value in excess of $2,000,000,000. Prior to October 1, 2009, the Fund paid a monthly management fee to the Adviser equivalent, at an annual rate of 1.00% of the Fund’s average daily net asset value. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.A.), Limited, a subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of subadvisory fees.

The investment management fees incurred for the year ended October 31, 2009, were equivalent to an annual effective rate of 1.00% of the Fund’s average daily net assets.

The Adviser has voluntarily limited the class specific expenses for Class I to 1.64% of the Class’s average daily assets. Accordingly, the expense reductions related to this class specific limitation amounted to $2,590. The Adviser reserves the right to terminate this limitation in the future.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The accounting and legal services fees incurred for the year ended October 31, 2009, were equivalent to an annual effective rate of 0.01% of the Fund’s average daily net assets.

The Fund has a Distribution Agreement with the Distributor, a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C shares, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s Rule 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended October 31, 2009, the Distributor received net up- front sales charges of $159,711 with regard to sales of Class A shares. Of this amount, $25,222 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $126,037 was paid as sales commissions to unrelated broker-dealers and $8,452 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. Signator Investors is an affiliate of the Adviser.

24	Greater China Opportunities Fund | Annual report

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2009, CDSCs received by the Distributor amounted to $56,919 for Class B shares and $3,707 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05%, 0.05%, 0.05% and 0.04% for Classes A, B, C and I, respectively, based on each class’s average daily net assets.

• The Fund pays a monthly fee which is based on an annual rate of $16.50 per shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the year ended October 31, 2009, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $53 for transfer agent credits earned.

Certain investor accounts that maintain small balances are charged an annual small accounts fee by Signature Services. Amounts related to these fees are credited by Signature Services to the Fund. For the year ended October 31, 2009, these fees totaled $29,463.

Class level expenses for the year ended October 31, 2009 were as follows:

	Distribution		State	Printing
Share class	and service fees	Transfer agent fees	registration fees	and postage fees

Class A	$225,707	$327,833	$1,490	$30,052
Class B	161,113	70,406	701	6,693
Class C	168,086	74,788	351	7,378
Class I	—	4,248	312	5,648
Total	$554,906	$477,275	$2,854	$49,771

Note 5
Trustees’ fees

The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Annual report | Greater China Opportunities Fund	25

Note 6

Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the years ended October 31, 2009 and October 31, 2008, along with the corresponding dollar value.

	Year ended 10-31-09		Year ended 10-31-08
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,989,926	$29,689,990	2,270,193	$53,103,944
Distributions reinvested	11,814	138,693	548,103	14,415,101
Repurchased	(2,736,104)	(38,578,983)	(5,611,547)	(114,452,835)
Net decrease	(734,364)	($8,750,300)	(2,793,251)	($46,933,790)

Class B shares

Sold	202,404	$2,880,705	473,221	$11,045,371
Distributions reinvested	—	—	111,422	2,900,325
Repurchased	(384,245)	(4,967,332)	(983,856)	(19,721,327)
Net decrease	(181,841)	($2,086,627)	(399,213)	($5,775,631)

Class C shares

Sold	237,718	$3,435,180	518,417	$11,958,655
Distributions reinvested	—	—	115,871	3,014,974
Repurchased	(413,044)	(5,452,128)	(1,092,324)	(21,845,082)
Net decrease	(175,326)	($2,016,948)	(458,036)	($6,871,453)

Class I shares

Sold	240,171	$3,711,031	37,261	$870,283
Distributions reinvested	171	1,990	11,153	293,431
Repurchased	(46,826)	(643,768)	(164,737)	(3,247,021)
Net increase (decrease)	193,516	$3,069,253	(116,323)	($2,083,307)

Class NAV shares

Sold	54,855	$827,503	23,401	$490,149
Distributions reinvested	238	2,803	2,478	65,070
Repurchased	(16,097)	(205,210)	(18,352)	(345,475)
Net increase	38,996	$625,096	7,527	$209,744

Net decrease	(859,019)	($9,159,526)	(3,759,296)	($61,454,437)

Note 7
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities, during the year ended October 31, 2009, aggregated $114,947,744 and $122,544,797, respectively.

26	Greater China Opportunities Fund | Annual report

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust III and Shareholders of John Hancock Greater China Opportunities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Greater China Opportunities Fund (the Fund) at October 31, 2009, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as financial statements) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2009 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 18, 2009

Annual report | Greater China Opportunities Fund 27

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2009.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended October 31, 2009, 2.89% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2009.

Shareholders will be mailed a 2009 Form 1099-DIV in January 2010. This will reflect the total of all distributions that are taxable for calendar year 2009.

28	Greater China Opportunities Fund | Annual report

Board Consideration of and
Continuation of Investment
Advisory Agreement and
Subadvisory Agreement

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Investment Trust III (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of existing advisory and subadvi-sory agreements. At meetings held on May 6–7 and June 8–9, 2009, the Board considered the renewal of:

(i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and

(ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.A.) Limited (the Subadviser) for the John Hancock Greater China Opportunities Fund (the Fund).

The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements. The Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund. The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance department. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board noted that the Fund had less than four full years of operational history, and considered the performance results for the Fund since its inception through December 31, 2008. The Board also considered these results in comparison to the performance of a category of relevant funds (the Category), a peer group of comparable funds (the Peer Group) and a benchmark index. The funds within each

Annual report | Greater China Opportunities Fund	29

Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. The Board reviewed the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information at its May and June 2009 meetings. Performance and other information may be quite different as of the date of this shareholders report.

The Board noted that the Fund’s performance for the 1-year period was lower than the performance of the Category and Peer Group medians, and its benchmark index, the MSCI Golden Dragon Index. The Board viewed favorably that the Fund’s performance for the 3-year period was higher than the performance of the Category and Peer Group medians, and its benchmark index.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Category and Peer Group. The Board noted that the Advisory Agreement Rate was inline with the Category median and equal to the Peer Group median.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that the Fund’s Net Expense Ratio was equal to the median of its Peer Group and higher than the median of its Category. The Board also noted that the Fund’s Gross Expense Ratio was lower than the Peer Group median and inline with the median of its Category.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expense results supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profit-ability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s and Subadviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services. The Board observed that the Advisory Agreement did not offer breakpoints and considered the Fund’s current asset level. The

30	Greater China Opportunities Fund | Annual report

Board concluded that the fee structure was acceptable at this time and determined that it would continue to assess the reasonableness of the Fund’s fee structure as the Fund’s assets increase over time.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser and Subadviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

August 30–September 1, 2009 meeting

At a meeting held on August 30–September 1, 2009, the Board, including the Independent Trustees, considered and approved an amended Advisory Agreement Rate and Subadvisory Agreement Rate that included modified breakpoints. This consideration and approval followed a series of discussions with the Adviser and a review of an additional report prepared by the Adviser at the request of the Independent Trustees following the earlier Board meetings. The requested report compared the Fund’s breakpoints to its Peer Group at various hypothetical asset levels. The Independent Trustees noted that the report was prepared at their request to facilitate a more comprehensive review of the reasonableness of each fund’s breakpoints relative to its Peer Group and asset level. With the modified breakpoints, the Advisory Agreement Rates are the same as or lower than those under the previously approved Agreements at various asset levels. After review and consideration of the report, the Board, including a majority of the Independent Trustees, approved the amended Advisory Agreement Rate.

Annual report | Greater China Opportunities Fund	31

Special Shareholder Meeting (unaudited)

On April 16, 2009, a Special Meeting of the Shareholders of John Hancock Investment Trust III and its series, John Hancock Greater China Opportunities Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on:

Proposal 1: Election of eleven Trustees as members of the Board of Trustees of John Hancock Investment Trust III.

PROPOSAL 1 PASSED FOR ALL TRUSTEES ON APRIL 16, 2009.

1. Election of eleven Trustees as members of the Board of Trustees of the Trust:

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

James R. Boyle
Affirmative	4,765,674.2924	59.796%	94.606%
Withhold	271,707.9176	3.409%	5.394%
TOTAL	5,037,382.2100	63.205%	100.000%

John G. Vrysen
Affirmative	4,767,414.9854	59.818%	94.641%
Withhold	269,967.2246	3.387%	5.359%
TOTAL	5,037,382.2100	63.205%	100.000%

James F. Carlin
Affirmative	4,748,175.2962	59.576%	94.259%
Withhold	289,206.9138	3.629%	5.741%
TOTAL	5,037,382.2100	63.205%	100.000%

William H. Cunningham
Affirmative	4,765,299.0334	59.791%	94.599%
Withhold	272,083.1766	3.414%	5.401%
TOTAL	5,037,382.2100	63.205%	100.000%

Deborah Jackson
Affirmative	4,762,771.6616	59.759%	94.549%
Withhold	274,610.5484	3.446%	5.451%
TOTAL	5,037,382.2100	63.205%	100.000%

Charles L. Ladner
Affirmative	4,729,428.7122	59.341%	93.887%
Withhold	307,953.4978	3.864%	6.113%
TOTAL	5,037,382.2100	63.205%	100.000%

Stanley Martin
Affirmative	4,766,002.2974	59.800%	94.613%
Withhold	271,379.9126	3.405%	5.387%
TOTAL	5,037,382.2100	63.205%	100.000%

Patti McGill Peterson
Affirmative	4,764,526.5946	59.781%	94.583%
Withhold	272,855.6154	3.424%	5.417%
TOTAL	5,037,382.2100	63.205%	100.000%

32	Greater China Opportunities Fund | Annual report

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

John A. Moore
Affirmative	4,728,727.9520	59.332%	93.873%
Withhold	308,654.2580	3.873%	6.127%
TOTAL	5,037,382.2100	63.205%	100.000%

Steven R. Pruchansky
Affirmative	4,768,462.8764	59.831%	94.662%
Withhold	268,919.3336	3.374%	5.338%
TOTAL	5,037,382.2100	63.205%	100.000%

Gregory A. Russo
Affirmative	4,767,695.7696	59.821%	94.646%
Withhold	269,686.4404	3.384%	5.354%
TOTAL	5,037,382.2100	63.205%	100.000%

On May 5, 2009, an adjourned session of a Special Meeting of the Shareholders of John Hancock Investment Trust III and its series, John Hancock Greater China Opportunities Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on:

Proposal 2: To approve a new form of Advisory Agreement between John Hancock Investment Trust III and John Hancock Advisers, LLC.

PROPOSAL 2 DID NOT PASS ON MAY 5, 2009.

2. Approval of a new form of Advisory Agreement between each Trust and John Hancock Advisers, LLC.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	2,683,839.9149	33.674%	53.279%
Against	230,716.4347	2.895%	4.580%
Abstain	149,028.8604	1.870%	2.958%
Broker Non-Votes	1,973,797.0000	24.766%	39.183%
TOTAL	5,037,382.2100	63.205%	100.000%

Proposal 3: To approve the following changes to fundamental investment restrictions:

3. Approval of the following changes to fundamental investment restrictions: PROPOSALS 3A-3F DID NOT PASS ON MAY 5, 2009.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3A. Revise: Concentration

Affirmative	2,683,057.1491	33.664%	53.263%
Against	230,873.2673	2.897%	4.583%
Abstain	149,654.7936	1.878%	2.971%
Broker Non-Votes	1,973,797.0000	24.766%	39.183%
TOTAL	5,037,382.2100	63.205%	100.000%

Annual report | Greater China Opportunities Fund	33

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3C. Revise: Underwriting

Affirmative	2,694,959.0750	33.814%	53.500%
Against	219,201.4054	2.750%	4.351%
Abstain	149,423.7296	1.875%	2.966%
Broker Non-Votes	1,973,798.0000	24.766%	39.183%
TOTAL	5,037,382.2100	63.205%	100.000%

3D. Revise: Real Estate

Affirmative	2,700,694.0589	33.885%	53.613%
Against	205,425.8011	2.578%	4.078%
Abstain	157,463.3500	1.976%	3.126%
Broker Non-Votes	1,973,799.0000	24.766%	39.183%
TOTAL	5,037,382.2100	63.205%	100.000%

3E. Revise: Loans

Affirmative	2,611,173.9050	32.763%	51.836%
Against	298,417.6094	3.744%	5.924%
Abstain	153,993.6946	1.932%	3.057%
Broker Non-Votes	1,973,797.0010	24.766%	39.183%
TOTAL	5,037,382.2100	63.205%	100.000%

3F. Revise: Senior Securities

Affirmative	2,712,510.8945	34.034%	53.847%
Against	220,175.7521	2.763%	4.371%
Abstain	130,896.5634	1.642%	2.599%
Broker Non-Votes	1,973,799.0000	24.766%	39.183%
TOTAL	5,037,382.2100	63.205%	100.000%

Proposal 4: To approve amendments changing Rule 12b-1 Plans for certain classes of the Fund from “reimbursement” to “compensation” plans.

PROPOSAL 4 DID NOT PASS FOR ANY OF THE CLASSES OF SHARES ON MAY 5, 2009.

Class A—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	1,800,772.4499	33.510%	53.189%
Against	176,508.5344	3.285%	5.213%
Abstain	134,802.3017	2.509%	3.982%
Broker Non-Votes	1,273,532.0000	23.699%	37.616%
TOTAL	3,385,615.2860	63.003%	100.000%

34	Greater China Opportunities Fund | Annual report

Class B—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	433,648.5088	35.370%	47.938%
Against	69,160.8305	5.641%	7.646%
Abstain	28,357.9637	2.313%	3.135%
Broker Non-Votes	373,421.0000	30.458%	41.281%
TOTAL	904,588.3030	73.782%	100.000%

Class C—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	316,140.1500	24.853%	48.218%
Against	29,254.3570	2.300%	4.462%
Abstain	9,129.5550	.718%	1.392%
Broker Non-Votes	301,124.0000	23.673%	45.928%
TOTAL	655,648.0620	51.544%	100.000%

Proposal 5: To adopt a manager of manager structure.

5. Proposal adopting a manager of manager.

PROPOSAL 5 DID NOT PASS ON MAY 5, 2009.

Affirmative	2,605,146.0157	32.687%	51.716%
Against	289,540.7140	3.633%	5.748%
Abstain	168,898.4793	2.119%	3.353%
Broker Non-Votes	1,973,797.0010	24.766%	39.183%
TOTAL	5,037,382.2100	63.205%	100.000%

Proposal 6: To revise merger approval requirements for the Trust.

PROPOSAL 6 DID NOT PASS ON MAY 5, 2009.

6. Revision to merger approval requirements.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	2,621,998.0369	32.898%	52.051%
Against	284,914.9295	3.575%	5.656%
Abstain	156,669.2436	1.966%	3.110%
Broker Non-Votes	1,973,800.0000	24.766%	39.183%
TOTAL	5,037,382.2100	63.205%	100.000%

Annual report | Greater China Opportunities Fund	35

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees
Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson, Born: 1943	2005	47

Chairperson (since December 2008); Principal, PMP Globalinc (consulting) (since 2007); Senior
Associate, Institute for Higher Education Policy (since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President, Institute of International Education (until 2007); Senior
Fellow, Cornell University Institute of Public Affairs, Cornell University (until 1998); Former President
Wells College, St. Lawrence University and the Association of Colleges and Universities of the State
of New York. Director of the following: Niagara Mohawk Power Corporation (until 2003); Security
Mutual Life (insurance) (until 1997); ONBANK (until 1993). Trustee of the following: Board of Visitors,
The University of Wisconsin, Madison (since 2007); Ford Foundation, International Fellowships Program
(until 2007); UNCF, International Development Partnerships (until 2005); Roth Endowment (since 2002);
Council for International Educational Exchange (since 2003).

James F. Carlin, Born: 1940	2005	47

Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995); Part Owner and Vice President,
Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer,
Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee, Massachusetts Health and
Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	2005	47

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009), Lincoln National Corporation (insurance) (since 2006), Resolute Energy Corporation (oil and gas) (since 2009), Southwest Airlines (since 2000), Hayes Lemmerz International, Inc. (diversified automotive parts supply company) (2003–2009).

Deborah C. Jackson,[2] Born: 1952	2008	47

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of
Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since
2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of
Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (since 2007).

Charles L. Ladner, Born: 1938	2005	47

Chairman and Trustee, Dunwoody Village, Inc. (retirement services); Senior Vice President and Chief
Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and
Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution) (until 1997);
Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

36	Greater China Opportunities Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

Stanley Martin,[2] Born: 1947	2008	47

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation and Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2005	47

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator and Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Steven R. Pruchansky,[2] Born: 1944	2005	47
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, JonJames, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Gregory A. Russo, Born: 1949	2009	47

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]
Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

James R. Boyle, Born: 1959	2005	262

Senior Executive Vice President (since 2009), Executive Vice President (1999–2009), Manulife Financial
Corporation; Director and President, John Hancock Variable Life Insurance Company (since 2007);
Director and Executive Vice President, John Hancock Life Insurance Company (since 2004); Chairman and Director, John Hancock Advisers, LLC, The Berkeley Financial Group, LLC (holding company) and
John Hancock Funds, LLC (since 2005); Chairman and Director, John Hancock Investment Management
Services, LLC (since 2006); Senior Vice President, The Manufacturers Life Insurance Company (U.S.A.)
(until 2004).

Annual report | Greater China Opportunities Fund	37

Non-Independent Trustees[3] (continued)

Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

John G. Vrysen,[4] Born: 1955	2009	47

Senior Vice President (since 2006), Vice President (until 2006), Manulife Financial Corporation;
Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, The
Berkeley Financial Group, LLC, John Hancock Investment Management Services, LLC (“JHIMS”), and
John Hancock Funds, LLC (since 2007); Chief Operating Officer, JHF II and JHT (since 2007); Chief
Operating Officer, John Hancock Funds and JHF III (2007–2009); Director, John Hancock Signature
Services, Inc. (“Signature Services”) (since 2005); Chief Financial Officer, John Hancock Advisers, LLC,
The Berkeley Financial Group, LLC, MFC Global Investment Management (U.S.) (“MFC Global (U.S.)”),
JHIMS, John Hancock Funds, LLC, JHF, JHF II, JHF III and JHT (2005–2007).

Principal officers who are not Trustees
Name, Year of Birth
Position(s) held with Fund		Officer
Principal occupation(s) and other		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC, The Berkeley Financial Group, LLC, John Hancock Funds,
LLC (since 2005); Director, MFC Global (U.S.) (since 2005); Chairman and Director, Signature Services
(since 2005); Director, President and Chief Executive Officer, John Hancock Investment Management
Services, LLC (since 2006); President and Chief Executive Officer, John Hancock Funds (since 2005) and
JHF III (since 2006); Executive Vice President (since 2009), President and Chief Executive Officer (until
2009), JHT and JHF II; Director, Chairman and President, NM Capital Management, Inc. (since 2005);
Member and former Chairman, Investment Company Institute Sales Force Marketing Committee (since
2003); Director, President and Chief Executive Officer, MFC Global (U.S.) (2005–2006); Executive Vice
President, John Hancock Funds, LLC (until 2005).

Andrew G. Arnott, Born: 1971		2009

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2009); Senior Vice President (since 2007),
Vice President (2005–2007), John Hancock Advisers, LLC; Senior Vice President (since 2008), Vice
President (2006–2008), John Hancock Investment Management Services, LLC; Senior Vice President
(since 2006), Vice President (2005–2006), 2nd Vice President (2004–2005), John Hancock Funds,
LLC; Chief Operating Officer (since 2009), Vice President (2007–2009), John Hancock Funds and JHF
III; Vice President (since 2006), John Hancock Funds II and John Hancock Trust; Senior Vice President
(2005–2009), Product Management and Development for John Hancock Funds, LLC; Vice President and
Director (1998–2005), Marketing and Product Management for John Hancock Funds, LLC.

38	Greater China Opportunities Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel for John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and Chief Legal Officer, John Hancock Funds, JHF II, JHF III and JHT (since 2006); Secretary and Chief
Legal Counsel, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC
(since 2008); Secretary, John Hancock Funds, LLC and The Berkeley Financial Group, LLC (since 2007);
Vice President and Associate General Counsel for Massachusetts Mutual Life Insurance Company
(1999–2006); Secretary and Chief Legal Counsel for MML Series Investment Fund (2000–2006);
Secretary and Chief Legal Counsel for MassMutual Institutional Funds (2000–2004); Secretary and
Chief Legal Counsel for MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Chief Compliance Officer, John Hancock Funds, JHF II, JHF III and JHT (since 2005); Chief Compliance
Officer, John Hancock Advisers, LLC and JHIMS (since 2007); Vice President and Chief Compliance
Officer, John Hancock Advisers, LLC and JHIMS (until 2007); Vice President and Chief Compliance
Officer, MFC Global (U.S.) (2005–2008); Vice President and Assistant Treasurer, Fidelity Group of
Funds (until 2005).

Michael J. Leary, Born: 1965	2007

Treasurer
Vice President, John Hancock Life Insurance Company (U.S.A.) and Treasurer for John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since May 2009); Assistant
Treasurer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock
Trust (2007–2009); Vice President and Director of Fund Administration, JP Morgan (2004–2007); Vice
President and Senior Manager of Fund Administration, JP Morgan (1993–2004); Manager, Ernst &
Young, LLC (1988–1993).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services,
LLC (since 2007); Chief Financial Officer, John Hancock Funds, JHF II, JHF III and JHT (since 2007);
Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–
2007); Vice President, Goldman Sachs (2005–2007); Managing Director and Treasurer of Scudder
Funds, Deutsche Asset Management (2003–2005).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee. Mr. Pruchansky was appointed by the Board of Trustees effective September 1, 2009.

3 Non-Independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

4 Mr. Vrysen was elected by the shareholders at a special meeting on April 16, 2009.

Annual report | Greater China Opportunities Fund	39

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham	MFC Global Investment Management
Deborah C. Jackson*	(U.S.A.) Limited
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky††
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Transfer agent
Officers	John Hancock Signature Services, Inc.
Keith F. Hartstein
President and Chief Executive Officer	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer	Independent registered
public accounting firm
Francis V. Knox, Jr.	PricewaterhouseCoopers LLP
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

* Member of the Audit Committee
†† Member of the Audit Committee effective 9-1-09
† Non-Independent Trustee
‡ Effective 9-1-09

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

40	Greater China Opportunities Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Greater China Opportunities Fund.	0800A 10/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	12/09

ITEM 2. CODE OF ETHICS.

As of the end of the period, October 31, 2009, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Stanley Martin is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $25,615 for the fiscal year ended October 31, 2009 for John Hancock Greater China Opportunities Fund and $31,833 for the fiscal year ended October 31, 2008 for John Hancock Greater China Opportunities Fund These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services

Audit-related service fees for the fiscal year ended October 31, 2009 amounted to $1,184 for John Hancock Greater China Opportunities Fund and there were no audit-related fees during the fiscal year ended October 31, 2008 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $3,107 for the fiscal year ended October 31, 2009 for John Hancock Greater China Opportunities Fund and $3,500 for the fiscal year ended October 31, 2008 for John Hancock Greater China Opportunities Fund. The nature of the services comprising the tax fees was the review of the registrant’s income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees

Other fees for the fiscal year ended October 31, 2009 amounted to $1,555 for John Hancock Greater China Opportunities Fund and there were no other fees during the fiscal year ended October 31, 2008 billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant, for the fiscal year ended October 31, 2009, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $8,200,760 for the fiscal year ended October 31, 2009 and $4,591,272 for the fiscal year ended October 31, 2008.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Stanley Martin - Chairman
Deborah C. Jackson
Steven R. Pruchansky

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders August recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust III

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: December 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: December 18, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: December 18, 2009